Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Income Statement [Abstract]
Revenues	$ 911,705	$ 395,234
Costs of revenues	609,971	374,255
Gross profit	301,734	20,979
Operating (income) expenses:
Selling, general and administrative expenses	180,702	78,335
Asset impairment	1,548	386
Gain on sale or disposal of assets	(4,109)	(46)
Other operating expense	6,968	1,131
Business interruption insurance recoveries		(20,188)
Total operating expense	185,109	59,618
Operating profit (loss)	116,625	(38,639)
Other expenses:
Interest expense, net	94,460	88,857
Change in fair value of earnout liability	25,800
Change in fair value of warrant liability	26,840
Other expense	149
Total other expense	147,249	88,857
Loss before income tax benefit	(30,624)	(127,496)
Income tax benefit	(690)	(1,035)
Net loss	(29,934)	(126,461)
Series A preferred stock dividends	(10,233)	(8,015)
Net loss attributable to common stockholders	$ (40,167)	$ (134,476)
Net loss per share attributable to Class A and B common stockholders, basic and diluted (in Dollars per share)	$ (0.26)	$ (0.92)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in Shares)	155,837,154	146,848,329